Pension and other postretirement benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations
The change in benefit obligations and change in plan assets as of December 31 are as follows:

	Pension		OPEB
	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$326,571	$336,292	$132,550	$158,781
Service cost	4,651	6,346	1,003	1,970
Interest cost	13,892	13,388	5,595	5,985
Plan amendments	—	—	—	(1,758)
Actuarial loss (gain)	12,761	(11,429)	1,919	(18,150)
Medicare Part D	—	—	38	—
Benefits paid	(29,828)	(19,247)	(7,249)	(5,878)
Curtailment	—	1,221	—	(8,400)
Benefit obligation at end of year	$328,047	$326,571	$133,856	$132,550

Schedule of Changes in Fair Value of Plan Assets

	Pension		OPEB
	2016	2015	2016	2015
Change in plan assets:
Fair value of plan assets at beginning of year	$280,862	$305,520	$—	$—
Actual return on plan assets	23,932	(11,321)	—	—
Employer contributions	1,775	5,910	7,211	5,878
Medicare Part D subsidy received	—	—	38	—
Benefits paid	(29,828)	(19,247)	(7,249)	(5,878)
Fair value of assets at end of year	$276,741	$280,862	$—	$—

Schedule of Amounts Recognized in Balance Sheet

	Pension		OPEB
	2016	2015	2016	2015
Funded status of plans:
Funded status	$(51,306)	$(45,709)	$(133,856)	$(132,550)
Amounts recognized in the Consolidated Balance Sheets:
Current liabilities	(1,813)	(1,743)	(7,501)	(6,551)
Non-current liabilities	(49,493)	(43,966)	(126,355)	(125,999)
Net amount recognized	$(51,306)	$(45,709)	$(133,856)	$(132,550)

Amounts recognized in accumulated other comprehensive loss (pre-tax):
Net loss	$83,451	$80,514	$47,957	$49,562
Prior service cost (benefit)	1,104	1,211	(6,595)	(9,377)
Total	$84,555	$81,725	$41,362	$40,185

Schedule of Net Benefit Cost

	Pension Benefits
	Three months ended March 31,
	2017	2016
Service cost	$1,224	$1,270
Interest cost	3,332	3,480
Expected return on plan assets	(4,749)	(4,816)
Amortization of prior service costs	27	28
Amortization of net loss	1,232	1,043
Net periodic benefit cost	$1,066	$1,005

	Other Postretirement Benefits ("OPEB")
	Three months ended March 31,
	2017	2016
Service cost	$247	$330
Interest cost	1,366	1,456
Amortization of prior service cost	(338)	(695)
Amortization of net loss	911	876
Net periodic benefit cost	$2,186	$1,967

Net Periodic Benefit Cost:

	Year Ended December 31,
	Pension			OPEB
	2016	2015	2014	2016	2015	2014
Service cost	$4,651	$6,346	$5,605	$1,003	$1,970	$1,591
Interest cost	13,892	13,388	11,629	5,595	5,985	6,420
Expected return on plan assets	(18,774)	(21,241)	(14,694)	—	—	—
Amortization of prior service costs	106	110	77	(2,781)	(3,728)	(3,844)
Amortization of net loss	4,666	3,980	1,907	3,537	3,814	3,704
Settlements	—	—	4,701	—	—	—
Curtailment cost (benefit)	—	1,235	263	—	(4,266)	—
Net periodic benefit cost	$4,541	$3,818	$9,488	$7,354	$3,775	$7,871

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Other changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss (pre-tax):

	Year Ended December 31,
	Pension		OPEB
	2016	2015	2016	2015
Net loss (gain)	$7,603	$21,133	$1,919	$(26,686)
Prior service cost (benefit)	—	—	—	(1,758)
Amortization of net loss, including recognition due to settlement	(4,666)	(3,980)	(3,537)	(3,814)
Amortization of prior service benefit (cost), including recognition due to curtailment	(106)	(124)	2,781	8,475
Total amount recognized in other comprehensive loss	2,831	17,029	1,163	(23,783)
Net periodic benefit cost	4,541	3,818	7,354	3,775
Total recognized in net periodic benefit cost and other comprehensive loss	$7,372	$20,847	$8,517	$(20,008)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during 2017
	Pension	OPEB
Amortization of net loss	$4,926	$3,645
Amortization of prior service cost (benefit)	106	(2,781)

Weighted Average Assumptions Used in Calculating Benefit Obligation and Net Periodic Benefit Cost
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension			OPEB
	2016	2015	2014	2016	2015	2014
Measurement date	12/31/2015	12/31/2014	12/31/2013	12/31/2015	12/31/2014	12/31/2013
Fiscal year end	12/31/2016	12/31/2015	12/31/2014	12/31/2016	12/31/2015	12/31/2014
Discount rate (1)	4.44%	4.05%	4.89%	4.50%	4.00%	4.99%
Rate of compensation increase (2)	3%/4%	3%/4%	3%/4%	3%/4%	3%/4%	3%/4%
Expected return on plan assets (3)	7.10%	7.16%	7.25%	—	—	—

(1)	We use the Ryan Above Median Discount Rate Curve ("Ryan Curve") to determine the discount rate.

(2)
For 2016, the rate of compensation increase is 3% per year for the first two years and 4% per year for year three and thereafter. For 2015, the rate of compensation increase is 3% per year for the first three years and 4% per year for year four and thereafter. For 2014, the rate of compensation increase is 3% per year for the first four years and 4% per year for year five and thereafter.

(3)
The rate for each of our defined benefit plans was selected by taking into account our expected asset mix and is based on historical performance as well as expected future rates of return on plan assets.

Weighted average assumptions used to determine benefit obligations at December 31:

	Pension		OPEB
	2016	2015	2016	2015
Discount rate (1)	4.19%	4.44%	4.20%	4.50%
Rate of compensation increase (2)	3%/4%	3%/4%	3%/4%	3%/4%
Measurement date	12/31/2016	12/31/2015	12/31/2016	12/31/2015

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in the assumed health care cost trend rate would have had the following effects in 2016:

	1% Increase	1% Decrease
Effect on total of service and interest cost	$933	$(769)
Effect on accumulated postretirement benefit obligation	16,968	(14,290)

Schedule of Allocation of Plan Assets
Fair Value of Pension Plans’ assets included under the fair value hierarchy:

As of December 31, 2016	Level 1	Level 2	Level 3	Total
Equities:
U.S. equities	$93,773	$—	$—	$93,773
International equities	61,453	—	—	61,453
Fixed income	121,515	—	—	121,515
Total	$276,741	$—	$—	$276,741
As of December 31, 2015
Equities:
U.S. equities	$86,723	$—	$—	$86,723
International equities	54,769	—	—	54,769
Fixed income	139,370	—	—	139,370
Total	$280,862	$—	$—	$280,862
The Pension Plans’ weighted average long-term strategic asset allocation policy targets are as follows:

	Pension Plan Asset Allocation
	2016 Target	December 31, 2016	December 31, 2015
Equities:
U.S. equities	33%	34%	30%
International equities	22%	22%	20%
Fixed income	45%	44%	50%
		100%	100%

Schedule Of Expected Benefit Plan Contributions	We expect to make the following contributions for 2017:

2017
Expected pension plan contributions	$1,813
Expected OPEB benefits payments	7,501

Schedule of Expected Benefit Payments
The following table provides the estimated future benefit payments for the pension and other postretirement benefit plans:

	Pension Benefits	OPEB Benefits
2017	$19,705	$7,501
2018	19,562	7,519
2019	20,429	7,855
2020	20,929	8,055
2021	20,819	8,287
2022 – 2026	102,567	35,560

Schedule of Multiemployer Plans
Century’s participation in the plan for the year ended December 31, 2016, is outlined in the table below.

Fund	Steelworkers Pension Trust
EIN / PN	23-6648508/499
Pension Protection Act Zone Status 2016 (1)	Green
Pension Protection Act Zone Status 2015 (1)	Green
Subject to Financial Improvement/Rehabilitation Plan	No
Contributions of Century Aluminum 2016	$788
Contributions of Century Aluminum 2015	$1,618
Contributions of Century Aluminum 2014	$2,164
Withdrawal from Plan Probable	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	April 1, 2020

(1)
The most recent Pension Protection Act zone status available in 2016 and 2015 is for the plan's year-end December 31, 2015 and December 31, 2014, respectively.  The zone status is based on information that Century received from the plan as well as publicly available information per the Department of Labor and is certified by the plan’s actuary. Among other factors, plans in the green zone are at least 80 percent funded.